Intangible Assets - Carrying Value of Indefinite-Lived Intangibles (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022
Disclosure of intangible assets with indefinite useful life [line items]
Indefinite-lived intangibles	€ 1,444,184	€ 1,506,113
Americas
Disclosure of intangible assets with indefinite useful life [line items]
Indefinite-lived intangibles	801,621	856,565
Europe
Disclosure of intangible assets with indefinite useful life [line items]
Indefinite-lived intangibles	496,735	509,878
ASPA
Disclosure of intangible assets with indefinite useful life [line items]
Indefinite-lived intangibles	98,777	100,581
MEAI
Disclosure of intangible assets with indefinite useful life [line items]
Indefinite-lived intangibles	€ 47,051	€ 39,089